Cover	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	New Fortress Energy Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38790
Entity Tax Identification Number	83-1482060
Entity Address, Address Line One	111 W. 19th Street, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	516
Local Phone Number	268-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	“NFE”
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001749723